SCHEDULE OF DEFERRED TAX ASSET VALUATION ALLOWANCE (Details) - PRIMEGEN US, INC. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ScheduleOfDeferredTaxAssetValuationAllowanceLineItem [Line Items]
Beginning balance - net operating loss	$ 4,065,426	$ 2,920,984
Additions	1,911,473	1,144,442
Ending balance - net operating loss	$ 5,976,899	$ 4,065,426